ADVANCES TO SUPPLIERS	12 Months Ended
Sep. 30, 2013
Advances To Suppliers [Abstract]
Advances To Suppliers Disclosure [Text Block]
5.	ADVANCES TO SUPPLIERS

Advances to suppliers consist of the following:

	September 30,
	2012	2013
	RMB	RMB

Purchases of materials	2,357	1,665
Prepayments for advertisement	620	4,636
Prepayments for transportation fee	928	2
Prepayments for operating lease	186	134
Prepayments for testing fee	134	307
Utility deposit	977	785
Deposits for research and development fee	1,050	1,416
Prepayment for seed usage fee	574	198
Others	976	625
	7,802	9,768

Advances to suppliers mainly represent deposits paid but related materials and services have not been provided to the Company.